Exhibit 99.1

World Omni Auto Receivables Trust 2023-C
Monthly Servicer Certificate
April 30, 2024

Dates Covered
Collections Period	04/01/24 - 04/30/24
Interest Accrual Period	04/15/24 - 05/14/24
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/24	780,955,306.01	36,418
Yield Supplement Overcollateralization Amount 03/31/24	79,619,960.41	0
Receivables Balance 03/31/24	860,575,266.42	36,418
Principal Payments	31,982,110.00	709
Defaulted Receivables	1,234,013.16	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/24	75,427,513.91	0
Pool Balance at 04/30/24	751,931,629.35	35,667

Pool Statistics	$ Amount	# of Accounts
Pool Factor	71.11%
Prepayment ABS Speed	1.63%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	8,981,049.31	347
Past Due 61-90 days	2,543,909.71	105
Past Due 91-120 days	462,861.33	18
Past Due 121+ days	0.00	0
Total	11,987,820.35	470

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.45%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.36%
Delinquency Trigger Occurred	NO

Recoveries	1,015,111.64
Aggregate Net Losses/(Gains) - April 2024	218,901.52
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.31%
Prior Net Losses/(Gains) Ratio	0.82%
Second Prior Net Losses/(Gains) Ratio	0.58%
Third Prior Net Losses/(Gains) Ratio	0.76%
Four Month Average	0.62%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.31%

Overcollateralization Target Amount	8,647,213.74
Actual Overcollateralization	8,647,213.74
Weighted Average Contract Rate	5.96%
Weighted Average Contract Rate, Yield Adjusted	10.98%
Weighted Average Remaining Term	51.73

Flow of Funds	$ Amount
Collections	37,334,891.95
Investment Earnings on Cash Accounts	16,425.27
Servicing Fee	(717,146.06)
Transfer to Collection Account	-
Available Funds	36,634,171.16

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,236,155.00
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	4,392,690.64
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,647,213.74
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,496,892.20

Total Distributions of Available Funds	36,634,171.16

Servicing Fee	717,146.06
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 04/15/24	771,974,319.99
Principal Paid	28,689,904.38
Note Balance @ 05/15/24	743,284,415.61

Class A-1
Note Balance @ 04/15/24	0.00
Principal Paid	0.00
Note Balance @ 05/15/24	0.00
Note Factor @ 05/15/24	0.0000000%

Class A-2a
Note Balance @ 04/15/24	191,607,421.78
Principal Paid	16,923,605.38
Note Balance @ 05/15/24	174,683,816.40
Note Factor @ 05/15/24	78.8640255%

Class A-2b
Note Balance @ 04/15/24	133,216,898.21
Principal Paid	11,766,299.00
Note Balance @ 05/15/24	121,450,599.21
Note Factor @ 05/15/24	78.8640255%

Class A-3
Note Balance @ 04/15/24	316,300,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	316,300,000.00
Note Factor @ 05/15/24	100.0000000%

Class A-4
Note Balance @ 04/15/24	84,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	84,000,000.00
Note Factor @ 05/15/24	100.0000000%

Class B
Note Balance @ 04/15/24	31,200,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	31,200,000.00
Note Factor @ 05/15/24	100.0000000%

Class C
Note Balance @ 04/15/24	15,650,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	15,650,000.00
Note Factor @ 05/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,447,374.58
Total Principal Paid	28,689,904.38
Total Paid	32,137,278.96

Class A-1
Coupon	5.60700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.57000%
Interest Paid	889,377.78
Principal Paid	16,923,605.38
Total Paid to A-2a Holders	17,812,983.16

Class A-2b
SOFR Rate	5.33002%
Coupon	5.74002%
Interest Paid	637,223.05
Principal Paid	11,766,299.00
Total Paid to A-2b Holders	12,403,522.05

Class A-3
Coupon	5.15000%
Interest Paid	1,357,454.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,357,454.17

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.3187722
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.6196432
Total Distribution Amount	30.9384154

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	4.0152496
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	76.4045390
Total A-2a Distribution Amount	80.4197886

A-2b Interest Distribution Amount	4.1378120
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	76.4045390
Total A-2b Distribution Amount	80.5423510

A-3 Interest Distribution Amount	4.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.2916667

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	153.11
Noteholders' Third Priority Principal Distributable Amount	545.49
Noteholders' Principal Distributable Amount	301.40

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/24	2,603,351.22
Investment Earnings	11,221.27
Investment Earnings Paid	(11,221.27)
Deposit/(Withdrawal)	-
Balance as of 05/15/24	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,333,191.96	4,901,671.64	5,602,293.72
Number of Extensions	170	157	183
Ratio of extensions to Beginning of Period Receivables Balance	0.62%	0.55%	0.61%